Finance result (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Finance income
Income from financial investments and marketable securities	[1]	R$ 1,810	R$ 16,907	R$ 1,703
Other finance income		2,100	4,077	3,713
Finance income		3,910	20,984	5,416
Finance costs
Interest on bonds and financing	[2]	(25,611)	(52,935)	(92,583)
Imputed interest on suppliers		(6,817)	(13,854)	(24,612)
Interest on Loans from related parties	[3],[4]		(3,344)
Bank and collection fees	[5]	(607)	(17,771)	(847)
Interest on provision for tax, civil and labor risks		(6,591)	(13,297)	(41,428)
Interest on Lease Liabilities			(15,077)	(16,312)
Other finance costs		(1,588)	(3,131)	(2,403)
Finance costs		(41,214)	(119,409)	(178,185)
Total finance result		R$ (37,304)	(98,425)	(172,769)
Reverse Factoring			110,513	302,104
Suppliers	[6]		110,513	94,930
Suppliers - related parties				R$ 207,174

[1]	Refers to income from Marketable Securities financial income, due to IPO process occurred on July 31, 2020.
[2]	Refers to the Bonds with related parties, which include Saber Serviços Educacionais (“Saber”), which the principal and interests are being paid.
[3]	Refers to interest on loans with related parties (see note 20).
[4]	Refers to interest on reverse factoring that as of December 31, 2019 amounted by R$ 302,104 (R$ 94,930 as suppliers and R$ 207,174 as suppliers – related parties) and as of December 31, 2020, R$ 110,513.
[5]	Refers substantially to bank and collection fees incurred in connection with certain bank transactions for example, IPO cash remittance from the USA to Brazil and bank fees related to Bank settlements.
[6]	Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk.